Commitments And Contingencies - Summary of Future Minimum Lease Payments (Details)	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 314,486
2017	312,291
2018	258,312
Total	$ 885,089